Provisions - Negma Litigation (Details) - EUR (€)				1 Months Ended	12 Months Ended
	Nov. 18, 2020	May 07, 2020	Apr. 06, 2020	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Value of shares to be delivered recorded as financial indemnity expense					€ 1,394,000
Total indemnity amount					385,000
Outstandig loan					9,095,000	€ 15,244,000
Provision to be repaid to Biophytis					€ 419,000
Provisions for litigation
Disclosure of other provisions [line items]
Amount of damages or indemnity sought			€ 910,900
Number of shares sought			7,000,000		7,000,000
Penalty		€ 7,000			€ 7,000
Damages		€ 378,000
Number of shares to be delivered		2,050,000			2,050,000
Value of shares to be delivered recorded as financial indemnity expense					€ 1,394,000
Total indemnity amount					€ 385,000
Number of shares to be returned	2,050,000				2,050,000
Provision to be repaid to Biophytis	€ 378,000				€ 911,000
Provisions for litigation | LIBOR
Disclosure of other provisions [line items]
Late-payments interests					10.00%
Convertible notes to NEGMA
Disclosure of other provisions [line items]
Penalty		€ 7,000	€ 910,900
Damages		€ 378,000			€ 378,000
Number of shares to be delivered		2,050,000			2,050,000
Value of shares to be delivered recorded as financial indemnity expense		€ 1,394,000			€ 1,394,000
Outstandig loan					€ 1,400,000
Number of shares to be returned	2,050,000	2,050,000			2,050,000
Provision to be repaid to Biophytis	€ 378,000
Convertible notes to NEGMA | Provisions for litigation
Disclosure of other provisions [line items]
Amount of damages or indemnity sought			€ 910,900
Number of shares sought			7,000,000
Principal amount of loan			€ 1,400,000
Outstandig loan					€ 1,400,000
Number of shares to be returned	2,050,000
Provision to be repaid to Biophytis				€ 419,000